Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following pay versus performance (“PVP”) table and related information, including “compensation actually paid” or “CAP” (as defined by the SEC) for compliance purposes. “Compensation actually paid” is a measure defined in SEC rules that adjusts amounts shown in the Summary Compensation Table (“SCT”) to better reflect the economic benefits received by an executive in a given year in respect of his or her compensation. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the tables below based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. Neither the Committee nor the executive officers of our Company directly use the information in this table or the related disclosures when making compensation decisions. For information regarding the Company’s pay-for-performance philosophy and how the Compensation Committee makes its decisions about our named executive officer’s pay each year, refer to the Compensation Discussion & Analysis (“CD&A”) in this proxy statement and in the proxy statements for the years ending December 31, 2023, 2022, 2021 and 2020.

Year	Summary Compensation Table Total for CEO 1 ($)(1)	Summary Compensation Table Total for CEO 2 ($)(1)	Summary Compensation Table Total for CEO 3 ($)(1)	Compensation Actually Paid to CEO 1 ($)(1, 2)	Compensation Actually Paid to CEO 2 ($)(1, 2)	Compensation Actually Paid to CEO 3 ($)(1, 2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)
2024	$4,138,125	$3,547,422	$–	$718,551	$2,915,024	$–	$1,277,540
2023	1,984,654	1,863,920	1,333,600	2,263,684	1,772,312	1,309,232	1,720,006
2022	–	–	3,621,688	–	–	1,101,613	1,480,372
2021	–	–	3,844,266	–	–	3,065,356	1,004,907
2020	–	–	3,185,655	–	–	2,523,545	791,515

		Value of Initial Fixed $100 Investment based on:
Year	Average Compensation Actually Paid to Non-CEO NEOs ($)(3, 4)	DMC Global Inc. Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)	Net (Loss) Income (thousands) ($)(7)	Adjusted EBITDA (thousands) ($)(8)
2024	$497,541	$16.36	$250.65	$(151,960)	$52,156
2023	1,552,866	41.88	199.12	34,759	96,063
2022	957,644	43.26	128.35	13,833	74,199
2021	910,996	88.14	189.83	(1,010)	20,179
2020	650,352	96.24	148.88	(1,412)	19,147

(1)	Reflects compensation amounts reported in the “Summary Compensation Table” for our Chief Executive Officers, for the respective years shown.

	CEO 1	CEO 2	CEO 3
2024	Michael Kuta	James O’Leary	n/a
2023	Michael Kuta	David Aldous	Kevin T. Longe
2022	n/a	n/a	Kevin T. Longe
2021	n/a	n/a	Kevin T. Longe
2020	n/a	n/a	Kevin T. Longe

(2)	As determined in accordance with SEC rules, “compensation actually paid” to our CEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, and is calculated as of each year-end. The dollar amounts reflected for “Compensation actually paid” in the table above do not reflect the actual amount of compensation earned by or paid to our CEOs during the applicable year, as this depends on the factors discussed in CD&A. For information regarding the decisions made by our Compensation Committee in regard to the CEO’s compensation for each fiscal year, please see the CD&A sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2024		2023
Description of Adjustment	CEO 1	CEO 2	CEO 1	CEO 2	CEO 3
Summary Compensation Table – Total Compensation	$4,138,125	$3,547,422	$1,984,654	$1,863,920	$1,333,600
Less: Stock award values reported in SCT for the covered year	(3,360,978)	(2,124,998)	(599,993)	(599,993)	–
Plus: Fair value for stock awards granted in the covered year	–	1,526,860	517,738	–	–
Change in fair value of outstanding unvested stock awards from prior years	–	–	–	–	–
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	–	–	–	508,385	–
Change in fair value of stock awards from prior years that vested in covered year	(58,596)	(34,260)	361,285	–	(24,368)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	–	–	–	–	–
Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	–	–	–	–	–
Compensation Actually Paid	718,551	2,915,024	2,263,684	1,772,312	1,309,232

	CEO 3	CEO 3	CEO 3
Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$3,621,688	$3,844,266	$3,185,655
Less: Stock award values and other earned equity compensation reported in SCT for the covered year	(2,161,133)	(2,273,936)	(2,322,224)
Plus: Fair value for stock awards granted in the covered year	1,391,183	1,101,881	2,552,612
Change in fair value of outstanding unvested stock awards from prior years	(802,369)	(953,988)	(479,478)
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	–	–	–
Change in fair value of stock awards from prior years that vested in covered year	(286,564)	1,544,217	(426,965)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(661,192)	(197,084)	–
Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	–	–	13,945
Compensation Actually Paid	1,101,613	3,065,356	2,523,545

(3)

The following non-CEO named executive officers are included in the average figures shown: 2024:

Eric Walter, Michelle Shepston, James Chilcoff, Ian Grieves, and Antoine Nobili
2023: Eric Walter, Michelle Shepston, James Chilcoff, James Schladen, and Ian Grieves
2022: Michael Kuta, Michelle Shepston, James Schladen, and Ian Grieves
2021: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili
2020: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili

(4)	Description of Adjustment	2024 Average	2023 Average	2022 Average	2021 Average	2020 Average
	Summary Compensation Table – Total Compensation	$1,277,540	$1,720,006	$1,480,372	$1,004,907	$791,515
	Less: Stock award values reported in SCT for the covered year	(609,389)	(698,238)	(689,557)	(389,440)	(379,511)
	Plus: Fair value for stock awards granted in the covered year	210,136	566,421	439,759	188,701	419,118
	Change in fair value of outstanding unvested stock awards from prior years	(337,550)	(59,451)	(138,592)	(152,707)	(91,815)
	Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	–	–	8,330	–	–
	Change in fair value of stock awards from prior years that vested in covered year	(43,196)	24,128	(37,669)	298,692	(90,848)
	Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	–	–	(104,999)	(39,157)	–
	Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	–	–	–	–	1,893
	Compensation Actually Paid	497,541	1,552,866	957,644	910,996	650,352

Equity Valuations: The fair value of restricted stock awards (RSAs) and restricted stock units (RSUs) granted is based on the fair value of DMC’s stock on the last market trading day prior to the grant date. Adjustments have been made using the stock price as of year-end and as of each date of vest. The grant date fair values of performance-based restricted share units (PSUs) with target Adjusted EBITDA performance conditions are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. The fair value of PSUs with TSR performance conditions is based on a third-party valuation simulating a range of possible TSR outcomes over the performance period. Adjustments have been made using the third-party valuation simulating a range of possible TSR outcomes as measured at each year end or the stock price and awards achieved as of each date of vest.
(5)	Total shareholder return (TSR) reflects the value at the end of the year shown of $100 invested in the Company’s common stock at the closing market price on the last trading day immediately prior to the first year shown. This provides a cumulative TSR value that incorporates both the appreciation or depreciation of the Company’s stock price and the value of dividends, which are assumed to have been reinvested in additional DMC shares. Past performance is not a guarantee of future results.
(6)	Peer group TSR for the relevant fiscal year, represents the cumulative TSR of the Nasdaq Non-Financial Stocks Index (XNDX) for the measurement periods ending on December 31, 2024, 2023, 2022, 2021 and 2020, respectively. We have selected the Nasdaq Non-Financial Stocks Index (XNDX) as our peer group as it was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2024.
(7)	Reflects “Net (loss) income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
(8)	Company Selected Measure is a non-GAAP measure, Adjusted EBITDA which is described below.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	Reflects compensation amounts reported in the “Summary Compensation Table” for our Chief Executive Officers, for the respective years shown.

	CEO 1	CEO 2	CEO 3
2024	Michael Kuta	James O’Leary	n/a
2023	Michael Kuta	David Aldous	Kevin T. Longe
2022	n/a	n/a	Kevin T. Longe
2021	n/a	n/a	Kevin T. Longe
2020	n/a	n/a	Kevin T. Longe

(3)

The following non-CEO named executive officers are included in the average figures shown: 2024:

Eric Walter, Michelle Shepston, James Chilcoff, Ian Grieves, and Antoine Nobili
2023: Eric Walter, Michelle Shepston, James Chilcoff, James Schladen, and Ian Grieves
2022: Michael Kuta, Michelle Shepston, James Schladen, and Ian Grieves
2021: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili
2020: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili

Peer Group Issuers, Footnote
(6)	Peer group TSR for the relevant fiscal year, represents the cumulative TSR of the Nasdaq Non-Financial Stocks Index (XNDX) for the measurement periods ending on December 31, 2024, 2023, 2022, 2021 and 2020, respectively. We have selected the Nasdaq Non-Financial Stocks Index (XNDX) as our peer group as it was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote

	2024		2023
Description of Adjustment	CEO 1	CEO 2	CEO 1	CEO 2	CEO 3
Summary Compensation Table – Total Compensation	$4,138,125	$3,547,422	$1,984,654	$1,863,920	$1,333,600
Less: Stock award values reported in SCT for the covered year	(3,360,978)	(2,124,998)	(599,993)	(599,993)	–
Plus: Fair value for stock awards granted in the covered year	–	1,526,860	517,738	–	–
Change in fair value of outstanding unvested stock awards from prior years	–	–	–	–	–
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	–	–	–	508,385	–
Change in fair value of stock awards from prior years that vested in covered year	(58,596)	(34,260)	361,285	–	(24,368)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	–	–	–	–	–
Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	–	–	–	–	–
Compensation Actually Paid	718,551	2,915,024	2,263,684	1,772,312	1,309,232

	CEO 3	CEO 3	CEO 3
Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$3,621,688	$3,844,266	$3,185,655
Less: Stock award values and other earned equity compensation reported in SCT for the covered year	(2,161,133)	(2,273,936)	(2,322,224)
Plus: Fair value for stock awards granted in the covered year	1,391,183	1,101,881	2,552,612
Change in fair value of outstanding unvested stock awards from prior years	(802,369)	(953,988)	(479,478)
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	–	–	–
Change in fair value of stock awards from prior years that vested in covered year	(286,564)	1,544,217	(426,965)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(661,192)	(197,084)	–
Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	–	–	13,945
Compensation Actually Paid	1,101,613	3,065,356	2,523,545

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,277,540	$ 1,720,006	$ 1,480,372	$ 1,004,907	$ 791,515
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 497,541	1,552,866	957,644	910,996	650,352
Adjustment to Non-PEO NEO Compensation Footnote

(4)	Description of Adjustment	2024 Average	2023 Average	2022 Average	2021 Average	2020 Average
	Summary Compensation Table – Total Compensation	$1,277,540	$1,720,006	$1,480,372	$1,004,907	$791,515
	Less: Stock award values reported in SCT for the covered year	(609,389)	(698,238)	(689,557)	(389,440)	(379,511)
	Plus: Fair value for stock awards granted in the covered year	210,136	566,421	439,759	188,701	419,118
	Change in fair value of outstanding unvested stock awards from prior years	(337,550)	(59,451)	(138,592)	(152,707)	(91,815)
	Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	–	–	8,330	–	–
	Change in fair value of stock awards from prior years that vested in covered year	(43,196)	24,128	(37,669)	298,692	(90,848)
	Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	–	–	(104,999)	(39,157)	–
	Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	–	–	–	–	1,893
	Compensation Actually Paid	497,541	1,552,866	957,644	910,996	650,352

Compensation Actually Paid vs. Total Shareholder Return

Relationship between Pay and Performance. Below are graphs showing the relationship of “compensation actually paid” to our Chief Executive Officer and other named executive officers in 2020, 2021, 2022, 2023 and 2024 to (1) TSR of both DMC Global Inc. and the Nasdaq Non-Financial Stocks Index (XNDX), (2) DMC’s net income and (3) DMC’s Adjusted EBITDA.

CAP vs. TSR

Compensation Actually Paid vs. Net Income		CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure		CAP vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group

Relationship between Pay and Performance. Below are graphs showing the relationship of “compensation actually paid” to our Chief Executive Officer and other named executive officers in 2020, 2021, 2022, 2023 and 2024 to (1) TSR of both DMC Global Inc. and the Nasdaq Non-Financial Stocks Index (XNDX), (2) DMC’s net income and (3) DMC’s Adjusted EBITDA.

CAP vs. TSR

Tabular List, Table

Listed below are the financial performance measures which in our assessment represent the most important performance measures we use to link CAP to our named executive officers, for 2024, to company performance.

Measure	Nature	Explanation
Adjusted EBITDA	Financial Measure	Adjusted EBITDA is a non-GAAP (generally accepted accounting principles) measure that we believe provides an important indicator of our ongoing operating performance and that we use in operational and financial decision-making. We define EBITDA as net income or loss plus or minus net interest, taxes, depreciation and amortization. Adjusted EBITDA excludes from EBITDA stock-based compensation, restructuring expenses and asset impairment charges and, when appropriate, nonrecurring items that management does not utilize in assessing DMC’s operating performance. Adjusted EBITDA attributable to DMC Global Inc. stockholders excludes the adjusted EBITDA attributable to the 40% redeemable noncontrolling interest in Arcadia.
Adjusted EBITDA as a percentage of revenue	Financial Measure	Adjusted EBITDA, non-GAAP measure, as defined above, divided by total revenue.
Revenue	Financial Measure	Net sales as included in the Company’s Consolidated Statement of Operations.
Selling, General & Administrative (“SG&A”) Expense	Financial Measure	The sum of General and administrative expenses and Selling and distribution expenses, exclusive of stock-based compensation expense, each as included in the Company’s Consolidated Statement of Operations.
SG&A as a percentage of revenue	Financial Measure	SG&A as defined above, divided by total revenue.

Total Shareholder Return Amount	[2]	$ 16.36	41.88	43.26	88.14	96.24
Peer Group Total Shareholder Return Amount	[3]	250.65	199.12	128.35	189.83	148.88
Net Income (Loss) Attributable to Parent	[4]	$ (151,960,000)	$ 34,759,000	$ 13,833,000	$ (1,010,000)	$ (1,412,000)
Company Selected Measure Amount	[5]	52,156,000	96,063,000	74,199,000	20,179,000	19,147,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Non-GAAP Measure Description [Text Block]		Adjusted EBITDA is a non-GAAP (generally accepted accounting principles) measure that we believe provides an important indicator of our ongoing operating performance and that we use in operational and financial decision-making. We define EBITDA as net income or loss plus or minus net interest, taxes, depreciation and amortization. Adjusted EBITDA excludes from EBITDA stock-based compensation, restructuring expenses and asset impairment charges and, when appropriate, nonrecurring items that management does not utilize in assessing DMC’s operating performance. Adjusted EBITDA attributable to DMC Global Inc. stockholders excludes the adjusted EBITDA attributable to the 40% redeemable noncontrolling interest in Arcadia.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA as a percentage of revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Selling, General & Administrative (“SG&A”) Expense
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		SG&A as a percentage of revenue
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (609,389)	$ (698,238)	$ (689,557)	$ (389,440)	$ (379,511)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		210,136	566,421	439,759	188,701	419,118
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(337,550)	(59,451)	(138,592)	(152,707)	(91,815)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	8,330	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(43,196)	24,128	(37,669)	298,692	(90,848)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(104,999)	(39,157)	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	1,893
Michael Kuta
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	4,138,125	1,984,654
PEO Actually Paid Compensation Amount	[6],[7]	$ 718,551	$ 2,263,684
PEO Name		Michael Kuta	Michael Kuta
Michael Kuta | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,360,978)	$ (599,993)
Michael Kuta | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	517,738
Michael Kuta | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Michael Kuta | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Michael Kuta | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(58,596)	361,285
Michael Kuta | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Michael Kuta | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
James O'Leary
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	3,547,422
PEO Actually Paid Compensation Amount	[6],[7]	$ 2,915,024
PEO Name		James O’Leary
James O'Leary | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,124,998)
James O'Leary | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,526,860
James O'Leary | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
James O'Leary | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
James O'Leary | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(34,260)
James O'Leary | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
James O'Leary | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
David Aldous
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]		1,863,920
PEO Actually Paid Compensation Amount	[6],[7]		$ 1,772,312
PEO Name			David Aldous
David Aldous | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (599,993)
David Aldous | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
David Aldous | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
David Aldous | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			508,385
David Aldous | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
David Aldous | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
David Aldous | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Kevin T. Longe
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]		1,333,600	3,621,688	3,844,266	3,185,655
PEO Actually Paid Compensation Amount	[6],[7]		$ 1,309,232	$ 1,101,613	$ 3,065,356	$ 2,523,545
PEO Name			Kevin T. Longe	Kevin T. Longe	Kevin T. Longe	Kevin T. Longe
Kevin T. Longe | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ (2,161,133)	$ (2,273,936)	$ (2,322,224)
Kevin T. Longe | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	1,391,183	1,101,881	2,552,612
Kevin T. Longe | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(802,369)	(953,988)	(479,478)
Kevin T. Longe | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0	0
Kevin T. Longe | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(24,368)	(286,564)	1,544,217	(426,965)
Kevin T. Longe | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(661,192)	(197,084)	0
Kevin T. Longe | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0	$ 13,945

[1]	The following non-CEO named executive officers are included in the average figures shown: 2024: Eric Walter, Michelle Shepston, James Chilcoff, Ian Grieves, and Antoine Nobili 2023: Eric Walter, Michelle Shepston, James Chilcoff, James Schladen, and Ian Grieves 2022: Michael Kuta, Michelle Shepston, James Schladen, and Ian Grieves 2021: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili 2020: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili
[2]	Total shareholder return (TSR) reflects the value at the end of the year shown of $100 invested in the Company’s common stock at the closing market price on the last trading day immediately prior to the first year shown. This provides a cumulative TSR value that incorporates both the appreciation or depreciation of the Company’s stock price and the value of dividends, which are assumed to have been reinvested in additional DMC shares. Past performance is not a guarantee of future results.
[3]	Peer group TSR for the relevant fiscal year, represents the cumulative TSR of the Nasdaq Non-Financial Stocks Index (XNDX) for the measurement periods ending on December 31, 2024, 2023, 2022, 2021 and 2020, respectively. We have selected the Nasdaq Non-Financial Stocks Index (XNDX) as our peer group as it was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2024.
[4]	Reflects “Net (loss) income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
[5]	Company Selected Measure is a non-GAAP measure, Adjusted EBITDA which is described below.
[6]	Reflects compensation amounts reported in the “Summary Compensation Table” for our Chief Executive Officers, for the respective years shown.
[7]	As determined in accordance with SEC rules, “compensation actually paid” to our CEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, and is calculated as of each year-end. The dollar amounts reflected for “Compensation actually paid” in the table above do not reflect the actual amount of compensation earned by or paid to our CEOs during the applicable year, as this depends on the factors discussed in CD&A. For information regarding the decisions made by our Compensation Committee in regard to the CEO’s compensation for each fiscal year, please see the CD&A sections of the proxy statements reporting pay for the fiscal years covered in the table above.